Accounts payable and accrued liabilities: (Tables)	9 Months Ended
Dec. 31, 2011
Accounts payable and accrued liabilities:
Schedule of accounts payable and accrued liabilities

	December 31, 2011	March 31, 2011
Trade accounts payable	$40,758	$18,270
Accrued payroll	9,534	4,852
Accrued interest	1,233	416
Income taxes payable	2,705	1,087
Other	1,577	140

	$55,807	$24,765